Income Taxes - Schedule of Composition of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current income tax expense (benefits)	$ (5,654)	$ 26,241	$ 23,113
Deferred income tax benefits	(45,686)	(7,791)	(15,348)
Income tax expense (benefits)	$ (51,340)	$ 18,450	$ 7,765